Document and Entity Information Document	1 Months Ended
Apr. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	NovoCure Limited
Entity Central Index Key	0001645113
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-37565
Entity Tax Identification Number	98-1057807
Entity Address, Address Line One	No. 4 The Forum, Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 4UF
City Area Code	44 (0) 15
Local Phone Number	3475 6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	NVCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false